Deferred Charges, Net and Other Long-Term Investments (Predecessor) (Details) - USD ($)	5 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Deferred Charges, Net and Other Long-Term Investments [Abstract]
Balance at beginning of period		$ 441,000
Amortization	$ 0	(87,000)
Balance at end of period		$ 53,000
United Maritime Predecessor [Member]
Deferred Charges, Net and Other Long-Term Investments [Abstract]
Balance at beginning of period			$ 155,549	$ 399,681	$ 399,681
Additions			3,221,998		72,318
Amortization			(239,743)	$ (156,924)	(316,450)
Transferred to Vessels, Net			(72,318)
Balance at end of period	$ 3,065,486		$ 3,065,486		$ 155,549